Long-Term Debt - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) vessel credit_facility valuator	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Minimum liquidity covenant requirement	$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
Interest at a weighted-average fixed rate	7.40%	6.80%
Repayments of Long-term Debt	$ 0	$ 56,914,000	$ 11,229,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of debt instruments | credit_facility	1
Line of Credit Facility, Maximum Borrowing Capacity	$ 321,800,000	82,500,000
Undrawn amount of revolving credit facility	$ 321,800,000	$ 82,500,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel	19
Minimum
Debt Instrument [Line Items]
Number of Third Party Valuators | valuator	2
Long-term Debt, Term	6 months
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
London Inter-Bank Offered Rate (or LIBOR) Overnight Index Swap Rate | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.40%
Revolving Credit Facilities
Debt Instrument [Line Items]
Debt covenant minimum hull coverage ratio	125.00%
Line Of Credit Reduction Of Available Borrowing Capacity in Year One	$ 67,800,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Two	67,800,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Three	66,400,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Four	55,000,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Five	43,300,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Six	$ 21,500,000